Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

	2014			2013			2012
	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount	Before- Tax Amount	Tax (Expense) or Benefit (1)	Net-of- Tax Amount
(Thousands of dollars)
Defined benefit pension plans:
Net actuarial gain/(loss)	$(173,646)	$65,985	$(107,661)	$100,345	$(38,131)	$62,214	$(74,853)	$28,444	$(46,409)
Amortization of prior service cost	355	(135)	220	355	(135)	220	—	—	—
Amortization of transition obligation	—	—	—	—	—	—	867	(329)	538
Amortization of net actuarial (gain)/loss	23,656	(8,989)	14,667	34,177	(12,987)	21,190	25,597	(9,727)	15,870
Prior service cost	(6,661)	2,531	(4,130)	—	—	—	(2,423)	921	(1,502)
Regulatory adjustment	140,308	(53,317)	86,991	(123,630)	46,979	(76,651)	42,771	(16,253)	26,518

Pension plans other comprehensive income (loss)	(15,988)	6,075	(9,913)	11,247	(4,274)	6,973	(8,041)	3,056	(4,985)
FSIRS (designated hedging activities):
Unrealized/realized gain (loss)	—	—	—	—	—	—	2,959	(1,125)	1,834
Amounts reclassified into net income	3,345	(1,272)	2,073	3,345	(1,271)	2,074	2,801	(1,064)	1,737

FSIRS other comprehensive income (loss)	3,345	(1,272)	2,073	3,345	(1,271)	2,074	5,760	(2,189)	3,571
Foreign currency translation adjustments:
Translation adjustments	(659)	—	(659)	—	—	—	—	—	—

Foreign currency other comprehensive income (loss)	(659)	—	(659)	—	—	—	—	—	—

Total other comprehensive income (loss)	$(13,302)	$4,803	$(8,499)	$14,592	$(5,545)	$9,047	$(2,281)	$867	$(1,414)

(1)

Tax amounts are calculated using a 38% rate. The Company has elected to indefinitely reinvest the earnings of Centuri’s Canadian subsidiaries in Canada, thus preventing deferred taxes on such earnings. As a result of this assertion, the Company is not recognizing any tax effect or presenting a tax expense or benefit for the currency translation adjustment amount reported in Other Comprehensive Income, as repatriation of earnings is not anticipated.

Schedule of Estimated Amounts Amortized from Accumulated Other Comprehensive Income or Regulatory Assets into Net Periodic Benefit Cost

The estimated amounts that will be amortized from accumulated other comprehensive income or regulatory assets into net periodic benefit cost over the next year are summarized below (in thousands):

Retirement plan net actuarial loss	$33,000
SERP net actuarial loss	1,300
PBOP net actuarial loss	300
PBOP prior service cost	1,300

Rollforward of Accumulated Other Comprehensive Income

The following table represents a rollforward of AOCI, presented on the Company’s Consolidated Balance Sheets and its Consolidated Statements of Equity:

AOCI – Rollforward

(Thousands of dollars)

	Defined Benefit Plans (Note 9)			FSIRS (Note 12)			Foreign Currency Items
	Before- Tax	Tax (Expense) Benefit	After- Tax	Before- Tax	Tax (Expense) Benefit	After- Tax	Before- Tax	Tax (Expense) Benefit	After- Tax	AOCI
Beginning Balance AOCI December 31, 2013	$(41,223)	$15,665	$(25,558)	$(26,033)	$9,893	$(16,140)	$—	$—	$—	$(41,698)

Net actuarial gain/(loss)	(173,646)	65,985	(107,661)	—	—	—	—	—	—	(107,661)
Translation adjustments	—	—	—	—	—	—	(659)	—	(659)	(659)

Other comprehensive income before reclassi fications	(173,646)	65,985	(107,661)	—	—	—	(659)	—	(659)	(108,320)
FSIRS amounts reclassified from AOCI (1)	—	—	—	3,345	(1,272)	2,073	—	—	—	2,073
Amortization of prior service cost (2)	355	(135)	220	—	—	—	—	—	—	220
Amortization of net actuarial loss (2)	23,656	(8,989)	14,667	—	—	—	—	—	—	14,667
Prior service cost	(6,661)	2,531	(4,130)	—	—	—	—	—	—	(4,130)
Regulatory adjustment (3)	140,308	(53,317)	86,991	—	—	—	—	—	—	86,991

Net current period other comprehensive income (loss)	(15,988)	6,075	(9,913)	3,345	(1,272)	2,073	(659)	—	(659)	(8,499)
Less: Translation adjustment attributable to redeemable noncontrolling interest	—	—	—	—	—	—	(22)	—	(22)	(22)

Net current period other comprehensive income (loss) attributable to Southwest Gas Corporation	(15,988)	6,075	(9,913)	3,345	(1,272)	2,073	(637)	—	(637)	(8,477)

Ending Balance AOCI December 31, 2014	$(57,211)	$21,740	$(35,471)	$(22,688)	$8,621	$(14,067)	$(637)	$—	$(637)	$(50,175)

(1)	The FSIRS reclassification amounts are included in the Net interest deductions line item on the Consolidated Statements of Income.
(2)	These AOCI components are included in the computation of net periodic benefit cost (see Note 9 – Pension and Other Postretirement Benefits for additional details).
(3)

The regulatory adjustment represents the portion of the activity above that is expected to be recovered through rates in the future (the related regulatory asset is included in the Deferred charges and other assets line item on the Consolidated Balance Sheets).

Amount Recognized Before Income Tax in Accumulated Other Comprehensive Income

The following table represents amounts (before income tax impacts) included in Accumulated other comprehensive income (in the table above), that have not yet been recognized in net periodic benefit cost as of December 31, 2014 and 2013:

Amounts Recognized in AOCI (Before Tax)

(Thousands of dollars)

	2014	2013
Net actuarial (loss) gain	$(439,131)	$(289,141)
Prior service cost	(8,373)	(2,067)
Less: amount recognized in regulatory assets	390,293	249,985

Recognized in AOCI	$(57,211)	$(41,223)